Related Party Transactions (Details)		Jun. 30, 2026 USD ($) ft²	Dec. 31, 2025 USD ($)
Related Party Transactions [Line Items]
Amounts due from related party	[1]	$ 318,554	$ 304,743
Square feet (in Square Feet) | ft²		5,382
Related Party [Member]
Related Party Transactions [Line Items]
Amounts due from related party		$ 1,200,000
Mr. Gang Li [Member]
Related Party Transactions [Line Items]
Amounts due from related party		15,100,000
Due to a related party		$ 16,300,000

[1]

Other receivables are mainly business advances to officers and staff for business travel and sundry expenses. As of June 30, 2026 and December 31, 2025, the balance also included $210,000 receivable due from a third party, as the Company entered into a cooperation agreement with the third party, and granted the third party a license to use the Chanson 23rd Street stores for events from May 1, 2025 to October 31, 2025.

As of June 30, 2026, certain balances were outstanding beyond their contractual due dates; however, management expects these amounts to be fully collected and no disputes or collection issues have been identified. The Company evaluates other receivables for expected credit losses in accordance with ASC 326, Financial Instruments - Credit Losses. Based on the assessment of historical collection experience, current conditions, and subsequent receipts, no material allowance for credit losses was considered necessary as of June 30, 2026 and December 31, 2025.